Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized	2,000,000	2,000,000
Preferred shares, issued
Preferred shares, outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, issued	67,550,974	57,886,352
Ordinary shares, outstanding	67,550,974	57,886,352